Investment Portfolio - January 31, 2024

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 96.1%

Communication Services - 5.6%
Diversified Telecommunication Services - 1.2%
Cellnex Telecom S.A. - ADR (Spain)	399,688	$7,654,025
Interactive Media & Services - 4.4%
Auto Trader Group plc (United Kingdom)[1]	1,377,534	12,673,150
Tencent Holdings Ltd. (China)	443,900	15,408,356
		28,081,506
Total Communication Services		35,735,531
Consumer Discretionary - 6.7%
Broadline Retail - 4.5%
Dollarama, Inc. (Canada)	132,805	9,746,639
MercadoLibre, Inc. (Brazil)*	10,884	18,631,340
		28,377,979
Household Durables - 2.2%
Sony Group Corp. (Japan)	145,700	14,288,566
Total Consumer Discretionary		42,666,545
Consumer Staples - 16.3%
Beverages - 5.4%
Diageo plc (United Kingdom)	325,196	11,745,384
Heineken N.V. (Netherlands)	223,495	22,482,588
		34,227,972
Food Products - 4.0%
Nestle S.A. (United States)	226,051	25,758,649
Personal Care Products - 6.9%
Beiersdorf AG (Germany)	118,566	17,350,905
L'Oreal S.A. (France)	7,409	3,545,609
Unilever plc - ADR (United Kingdom)	468,343	22,803,621
		43,700,135
Total Consumer Staples		103,686,756
Financials - 14.7%
Banks - 5.5%
FinecoBank Banca Fineco S.p.A. (Italy)	1,122,170	16,179,862
HDFC Bank Ltd. - ADR (India)	333,411	18,500,977
		34,680,839
Capital Markets - 6.2%
Avanza Bank Holding AB (Sweden)	489,742	9,837,685
Deutsche Boerse AG (Germany)	114,319	22,765,446
Intermediate Capital Group plc (United Kingdom)	304,086	6,855,653
		39,458,784
Insurance - 3.0%
Admiral Group plc (United Kingdom)	605,437	19,251,170
Total Financials		93,390,793
Health Care - 14.3%
Health Care Equipment & Supplies - 4.3%
Alcon, Inc. (Switzerland)	188,727	14,175,285
Medtronic plc (United States)	152,701	13,367,446
		27,542,731

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services - 1.5%
Lonza Group AG (Switzerland)	18,733	$9,158,671
Pharmaceuticals - 8.5%
AstraZeneca plc - ADR (United Kingdom)	480,026	31,988,933
Novartis AG - ADR (Switzerland)	215,898	22,338,966
		54,327,899
Total Health Care		91,029,301
Industrials - 18.7%
Aerospace & Defense - 6.1%
Airbus SE (France)	104,405	16,630,244
BAE Systems plc (United Kingdom)	1,511,098	22,510,028
		39,140,272
Commercial Services & Supplies - 2.0%
Cleanaway Waste Management Ltd. (Australia)	7,543,825	12,771,161
Ground Transportation - 2.5%
Canadian National Railway Co. (Canada)	129,686	16,086,252
Machinery - 1.8%
Techtronic Industries Co. Ltd. (Hong Kong)	1,083,500	11,507,969
Professional Services - 1.6%
Experian plc	240,642	10,016,096
Trading Companies & Distributors - 3.1%
Brenntag SE (Germany)	70,900	6,268,271
IMCD N.V. (Netherlands)	88,314	13,480,310
		19,748,581
Transportation Infrastructure - 1.6%
Auckland International Airport Ltd. (New Zealand)	1,913,764	9,867,164
Total Industrials		119,137,495
Information Technology - 17.7%
Electronic Equipment, Instruments & Components - 4.1%
Halma plc (United Kingdom)	579,406	16,037,437
Keyence Corp. (Japan)	23,400	10,469,110
		26,506,547
IT Services - 3.0%
Globant S.A. (United States)*	37,949	8,948,754
Keywords Studios plc (Ireland)	494,567	10,342,312
		19,291,066
Semiconductors & Semiconductor Equipment - 4.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	269,363	30,427,245
Software - 1.9%
Atlassian Corp. - Class A (United States)*	48,898	12,213,253

Investment Portfolio - January 31, 2024

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Technology Hardware, Storage & Peripherals - 3.9%
Samsung Electronics Co. Ltd. (South Korea)	454,082	$24,673,381
Total Information Technology		113,111,492
Materials - 2.1%
Chemicals - 2.1%
Air Liquide S.A. (France)	71,680	13,413,722
TOTAL COMMON STOCKS
(Identified Cost $561,951,572)		612,171,635

	SHARES	VALUE

SHORT-TERM INVESTMENT - 3.6%

Dreyfus Government Cash Management, Institutional Shares, 5.22%[2] (Identified Cost $22,825,314)	22,825,314	$22,825,314

TOTAL INVESTMENTS - 99.7%
(Identified Cost $584,776,886)		634,996,949
OTHER ASSETS, LESS LIABILITIES -0.3%		1,608,344
NET ASSETS - 100%		$636,605,293

ADR - American Depositary Receipt

*Non-income producing security.

[1]	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $12,673,150, which represented 2.0% of the Series’ Net Assets.

2 Rate shown is the current yield as of January 31, 2024.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following country:

United Kingdom - 22.6%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$35,735,531	$7,654,025	$28,081,506	$—
Consumer Discretionary	42,666,545	28,377,979	14,288,566	—
Consumer Staples	103,686,756	22,803,621	80,883,135	—
Financials	93,390,793	18,500,977	74,889,816	—
Health Care	91,029,301	81,870,630	9,158,671	—
Industrials	119,137,495	25,953,416	93,184,079	—
Information Technology	113,111,492	51,589,252	61,522,240	—
Materials	13,413,722	—	13,413,722	—

Investment Portfolio - January 31, 2024

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Short-Term Investment	$22,825,314	$22,825,314	$—	$—
Total assets	$634,996,949	$259,575,214	$375,421,735	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2023 or January 31, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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